Note to Consolidated Statements of Cash flows - Summary of Movements In Net Debt (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Begging Balance	¥ 24,202,226	¥ 24,029,225	¥ 24,038,202
Cash flows	5,965,931	(2,669,257)	(2,104,346)
Acquisitions-leases	653,251	680,594	414,731
Foreign exchange adjustments	(1,779,539)	433,034	304,159
Accrued expense	1,803,827	1,728,630	1,376,479
C-round restructuring	(1,472,273)
Conversion of Class C ordinary shares to ordinary shares upon IPO	(367,916)
Disposals-leases	(62,913)
Ending Balance	28,942,594	24,202,226	24,029,225
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Begging Balance	2,989,862	4,896,764	15,101,819
Cash flows	7,583,729	(2,220,683)	(10,744,081)
Foreign exchange adjustments	(469,452)	116,158
Accrued expense	211,306	197,623	539,026
Ending Balance	10,315,445	2,989,862	4,896,764
Bond payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Begging Balance		289,199
Cash flows		(305,447)	288,639
Accrued expense		16,248	560
Ending Balance			289,199
Convertible promissory note payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Begging Balance	10,014,377	9,134,809	8,070,915
Cash flows	(92,981)	(100,522)	(98,894)
Foreign exchange adjustments	(687,967)	160,336	429,554
Accrued expense	883,759	819,754	733,234
Ending Balance	10,117,188	10,014,377	9,134,809
Convertible redeemable preferred shares
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Begging Balance	10,258,898	8,935,493
Cash flows	(928,242)	530,030	9,011,510
Foreign exchange adjustments	(262,678)	156,540	(125,395)
Accrued expense	534,686	636,835	49,378
C-round restructuring	(9,234,748)
Conversion of Class C ordinary shares to ordinary shares upon IPO	(367,916)
Ending Balance		10,258,898	8,935,493
Optionally convertible promissory notes [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Foreign exchange adjustments	(359,442)
Accrued expense	127,509
C-round restructuring	7,762,475
Ending Balance	7,530,542
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Begging Balance	939,089	772,960	865,468
Cash flows	(596,575)	(572,635)	(561,520)
Acquisitions-leases	653,251	680,594	414,731
Accrued expense	46,567	58,170	54,281
Disposals-leases	(62,913)
Ending Balance	¥ 979,419	¥ 939,089	¥ 772,960